Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Disclosure [Abstract]
Supplemental Cash Flow Disclosures
29.
Supplemental cash flow disclosures

	Year ended December 31
	2022	2021	2020
Cash provided by (used in):
Accounts receivable	(5,815)	9,339	(2,037)
Biological assets	533	3,829	13,789
Inventory	4,243	(18,318)	(12,315)
Prepaid expenses and deposits	5,782	(3,922)	2,280
Investments	918	(402)	—
Right of use assets	(17,510)	—	—
Property, plant and equipment	38	(305)	—
Accounts payable and accrued liabilities	(27,864)	9,665	(20,793)
Lease liabilities	19,296	—	—
	(20,379)	(114)	(19,076)

Changes in non-cash working capital relating to:
Operating	(22,073)	150	(5,259)
Investing	74	(612)	(11,319)
Financing	1,620	348	(2,498)
	(20,379)	(114)	(19,076)

Cash interest paid	—	—	6,094